Provision for contingencies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provision for contingencies
20.	Provision for contingencies

The Group companies are party to tax, labor and civil litigation in progress, which are being addressed at the administrative and judicial levels. For certain contingencies, the Group has made judicial deposits, which are legal reserves the Group is required to make by the Brazilian courts as security for any damages or settlements the Group may be required to pay as a result of litigation.

Probable losses, provided for in the statement of financial position

The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by the opinion of its external legal advisors. The amount and nature of the liabilities is summarized as follows:

	2018	2017
Civil	991	426
Labor	251	60

Total	1,242	486

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MNLT, Stone, Pagar.me, Cappta and Mundipagg are parties to legal suits and administrative proceedings filed with several courts and governmental agencies, in the ordinary course of their operations, involving civil and labor claims.

Possible losses, not provided for in the statement of financial position

The Group has the following civil and labor litigation involving risks of loss assessed by management as possible, based on the evaluation of the legal advisors, for which no provision for estimated possible losses was recognized:

	2018	2017
Civil	50,473	54,296
Labor	4,348	3,482

Total	54,821	57,778

The nature of the liabilities is summarized as follows:

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Stone is party to an injunction filed by a financial institution against an accredited client in which Stone was called as a defendant, demanding Stone to refrain from prepayment of receivables related to any credits of the accredited client resulting from credit and debit cards, in addition to requesting that the amounts arising out of the transactions be paid at the bank account maintained at the financial institution that filed such lawsuit. The amount of the lawsuit as of December 31, 2018 is R$ 44,776 (2017—R$ 44,786).

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Stone, MNLT, Cappta, Mundipagg and Pagar.me are parties to legal suits filed in several Brazilian courts, in the ordinary course of their operations. These claims are related to: (i) chargeback related claims, which sums R$ 2,205 (2017—R$ 2,471); (ii) issues related to the bank slip product, totaling R$ 446 (2017 – R$ 3); and (iii) disputes related to merchants of credit card receivables, totaling R$ 555 (2017 – R$ 4,687).